G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Performance Criteria

LTV and EPP performance criteria
Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)	Achievement		Achieved Vesting Level
2019	2019 Group operating income	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0%–200%	SEK 20.4 billion	2)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019 - Dec 31, 2021	0%–200%
2019	Relative TSR 1)	Ranking of Ericsson: 7–2	20%	Jan 1, 2019 - Dec 31, 2021	0%–200%
2019 Total			100%		0%–200%
2018	2018 Group operating income	Range (SEK billion): 4.6–9.6	50%	Jan 1, 2018–Dec 31, 2018	0%–200%	SEK 11.5 billion	3)	200%
2018	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2018 - Dec 31, 2020	0%–200%
2018	Relative TSR 1)	Ranking of Ericsson: 7–2	20%	Jan 1, 2018 - Dec 31, 2020	0%–200%
2018 Total			100%		0%–200%
2017	Absolute TSR	Range: 6%–14%	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%	21.34%		200%
2017	Relative TSR 1)	Ranking of Ericsson: 12–5	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%	5.45 out of 18		191.04%
2017 Total			100%		0%–200%			195.52%

1)

The portion of the performance share awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 12 companies for the program years 2019 and 2018, and 18 companies for the program year 2017. The vesting of the performance share awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes fines and similar related to the United States Department of Justice (DOJ) / Securities and Exchange Commission (SEC) investigation.
3)	Excludes restructuring charges and the provisions taken in Q4 2018 related to the revised BSS strategy.

Summary of LTV Share-Settled Programs

LTV share-settled programs for the President and CEO and the Executive Team
	Long-term variable compensation programs							Of which the President and CEO
Plan (million shares)	LTV 2019		LTV 2018		LTV 2017	Total		LTV 2019	LTV 2018	LTV 2017	Total
Maximum shares required	3.0		3.0		3.0	9.0		—	—	—	—
Granted shares	0.6		0.8		0.7	2.1		0.3	0.4	0.4	1.1
Outstanding number of shares beginning of 2019	—		1.2		0.7	1.9		—	0.6	0.4	1.0
Exercised during 2019	—		—		—	—		—	—	—	—
Forfeited during 2019	—		—		—	—		—	—	—	—
Increase due to performance condition 2019	0.3		—		0.6	0.9		0.1	—	0.5	0.6
Outstanding number of shares end of 2019	0.9		1.2		1.3	3.4		0.4	0.6	0.9	1.9
Compensation expense charged during 2019 (SEK million)	17.3	1)	27.4	1)	13.3	58.0	2)	8.0	13.7	9.8	31.5	3)

1)	Compensation expense for LTV 2019 adjusted for Group operating income target with performance fulfilment of 200%.
2)	Total compensation cost charged during 2018: SEK 32.6 million, 2017: SEK 9.9 million.
3)	Compensation cost charged for the president and CEO during 2018: SEK 18.4 million, 2017: SEK 6.1 million.

Summary of Fair value Share-settled Programs

Fair value share-settled programs
	Executive team programs
(SEK)	LTV 2019	LTV 2018	LTV 2017
Fair value Absolute TSR	91.93	80.4	54.4
Fair value Relative TSR	94.98	78.66	76.95
Fair value Group operating income	86.94	62.93	—

Summary of Cash-settled Plans

Cash-settled plans
	Executive performance plan					Key contributor plan					Total cash settled-plans
Plan	EPP 2019	EPP 2018	EPP 2017	Total		KC 2019	KC 2018	KC 2017	Total		Total
Number of participants	161	171	452	—		6,941	5,886	6,876	—		—
Number of synthetic shares (million shares)	0.7	1.2	1.7	3.6		8.7	8.7	9.7	27.1		30.7
Compensation cost year 2019 (SEK million)	11.6	52.8	116.0	180.4	1)	248.0	245.2	272.3	765.5	2)	945.9	3)

1)	Total compensation cost charged during 2018: EPP SEK 130.5 million, 2017: EPP SEK 31.4 million.
2)	Total compensation cost charged during 2018: KC SEK 478.8 million, 2017: KC SEK 138.6 million.
3)	Total compensation cost charged during 2018: SEK 609.3 million, 2017: SEK 170 million.

Summary of Fair value Cash-settled Plans
Fair value cash-settled plans
	Executive performance plans
(SEK)	EPP 2019	EPP 2018	EPP 2017
Fair value Absolute TSR	69.86	147.77	173.59
Fair value Relative TSR	86.50	130.14	161.80
Fair value Group operating income	83.14	85.28	—

	Key contributor plans
	KC 2019	KC 2018	KC 2017
Fair value – T1	86.27	—	—
Fair value – T2	84.69	—	—
Fair value – T3	83.14	—	—
Fair value	—	85.28	86.87

Summary of Stock Purchase Plans

The table below shows the contribution period and participation details for the only open SPP from 2016 as of December 31, 2019.

Stock Purchase Plans
Plan	Contribution period	Number of participants at launch	Take-up rate – percent of eligible employees
	August 2016 –
Stock Purchase plan 2016	July 2017	31,500	29%

Summary of Executive Performance Stock Plan Targets
Executive Performance Stock Plan targets
	Base year
	value
	SEK billion	Year 1	Year 2	Year 3
2016
	Compound annual growth rate of
Growth (net sales growth)	246.9			2%–6%
Margin	Compound annual growth rate of
(operating income growth)1)	24.8			5%–15%
Cash ﬂow (cash conversion)	—	≥70%	≥70%	≥70%

1)	Excluding extraordinary restructuring charges.

Summary of Maximum Outstanding Matching Rights

Maximum outstanding matching rights
As of December 31, 2019	The President	Other members
Number of Class B shares	and CEO	of the ET
Stock Purchase Plans 2016
Executive Performance Stock Plans 2016	—	40,650

Summary of Shares for All Plans

Shares for LTV 2015–2016
		Stock Purchase Plan, Key Contributor Retention Plan
		and Executive Performance Stock Plans
Plan (million shares)		2016		2015		Total
Originally designated	A	21.6		23.5		45.1
Outstanding beginning of 2019	B	18.7		9.5		28.2
Awarded during 2019	C	—		—		—
Exercised/matched during 2019	D	5.5		9.4		14.9
Forfeited/expired during 2019	E	2.3		0.1		2.4
Outstanding end of 2019 1)	F=B+C-D-E	10.9		—		10.9
Compensation costs charged during 2019 (SEK million) 3)	G	256.0	2)	61.4	2)	317.4

1)

Shares under the Executive Performance Stock Plans were based on the fact that the 2016 plan came out at 22%, in casu 78% lapsed and that the 2015 plan vested for 22% and lapsed for 78%. For the other ongoing plans, cost is estimated.

2)

Fair value is calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party.

3)	Total compensation costs charged during 2018: SEK 645 million, 2017: SEK 876 million.